SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting as per business segments
Net sales	R$ 69,858,532	R$ 67,026,656	R$ 68,916,447
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
GROSS PROFIT	7,967,493	9,203,240	11,332,455
Selling, general and administrative expenses	(2,120,794)	(2,166,619)	(2,207,636)
Other operating income (expenses)	(228,500)	(692,576)	511,030
Depreciation and amortization	3,683,585	3,126,247	3,047,212
Adjusted EBITDA proportional to joint ventures and associate companies	771,938	846,053	1,518,827
Tax credits/provisions recovery		528,964	(699,854)
Adjusted EBITDA	10,073,722	10,845,309	13,502,034
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	410,589	634,007	1,301,661
Depreciation and amortization proportional to joint ventures and associate companies	361,349	212,046	217,165
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
Supplemental information:
Net sales between segments	1,178,164	881,291	(576,309)
Investments in associates and joint ventures	3,944,474	4,222,317	3,858,449	R$ 3,896,518
Total assets	81,688,175	86,814,493	74,885,144
Total liabilities	27,889,686	28,640,707	25,646,281
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales	29,687,978	30,217,819	31,195,557
Cost of sales	(27,807,111)	(26,319,344)	(27,593,565)
GROSS PROFIT	1,880,867	3,898,475	3,601,992
Selling, general and administrative expenses	(952,200)	(939,297)	(986,448)
Other operating income (expenses)	(61,631)	(145,527)	(91,517)
Depreciation and amortization	2,144,039	1,761,151	1,899,158
Adjusted EBITDA proportional to joint ventures and associate companies	233,865	143,366	60,073
Adjusted EBITDA	3,244,940	4,718,168	4,483,258
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	34,747	90,423	30,432
Depreciation and amortization proportional to joint ventures and associate companies	199,118	52,943	29,641
Supplemental information:
Net sales between segments	1,178,164	881,291	(576,309)
Investments in associates and joint ventures	1,029,852	1,373,663	1,092,043
Total assets	35,798,486	32,692,029	28,155,384
Total liabilities	6,016,546	10,040,090	10,996,480
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales	35,787,268	31,931,433	33,179,048
Cost of sales	(30,299,734)	(27,434,949)	(26,629,584)
GROSS PROFIT	5,487,534	4,496,484	6,549,465
Selling, general and administrative expenses	(792,172)	(808,836)	(793,236)
Other operating income (expenses)	14,570	36,322	1,592
Depreciation and amortization	1,236,636	1,046,614	899,407
Adjusted EBITDA proportional to joint ventures and associate companies	538,073	702,687	1,048,941
Adjusted EBITDA	6,484,641	5,473,271	7,706,168
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	375,842	543,584	913,114
Depreciation and amortization proportional to joint ventures and associate companies	162,231	159,103	135,826
Supplemental information:
Investments in associates and joint ventures	2,914,622	2,848,654	2,766,406
Total assets	35,468,282	39,788,415	30,108,092
Total liabilities	3,674,907	3,468,797	3,510,503
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales	5,561,450	5,758,695	5,118,150
Cost of sales	(4,964,009)	(4,930,715)	(4,014,010)
GROSS PROFIT	597,441	827,980	1,104,140
Selling, general and administrative expenses	(167,648)	(177,189)	(137,203)
Other operating income (expenses)	12,822	12,453	34,604
Depreciation and amortization	303,439	304,996	195,030
Adjusted EBITDA proportional to joint ventures and associate companies			409,813
Adjusted EBITDA	746,054	968,240	1,606,384
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies			358,115
Depreciation and amortization proportional to joint ventures and associate companies			51,698
Supplemental information:
Total assets	4,943,445	5,921,448	4,428,996
Total liabilities	1,209,590	1,361,551	1,373,802
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,178,164)	(881,291)	(576,309)
Cost of sales	1,179,815	861,592	653,167
GROSS PROFIT	1,651	(19,699)	76,858
Selling, general and administrative expenses	(208,774)	(241,297)	(290,749)
Other operating income (expenses)	(194,261)	(595,824)	566,351
Depreciation and amortization	(529)	13,486	53,617
Tax credits/provisions recovery		528,964	(699,854)
Adjusted EBITDA	(401,913)	(314,370)	(293,777)
Supplemental information:
Total assets	5,477,962	8,412,601	12,192,672
Total liabilities	R$ 16,988,643	R$ 13,770,269	R$ 9,765,496